Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Summary of Other Liabilities
Other liabilities (current and long-term) as of December 31, 2020 and 2019 (Successor) are as follows (in thousands):

	Successor
	As of December 31, 2020	As of December 31, 2019
Other current liabilities:
Other payables	$3,576	$3,461
Contingent consideration	138	—

Total other current liabilities	$3,714	$3,461

Other liabilities:
Contingent consideration	$2,164	$2,520
Deposits on Incentive Securities	1,425	1,290

Total other liabilities	$3,589	$3,810